Basis of preparation and presentation of the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation and presentation of the consolidated financial statements

2	Basis of preparation and presentation of the consolidated financial statements

The Company’s consolidated financial statements have been prepared according to the International Financial Reporting Standards – IFRS, issued by the International Accounting Standards Board – IASB. All material information related to the financial statements, and this information alone, is being disclosed and corresponds to the information used by the Company’s Management in its administration.

The consolidated financial statements have been prepared under the historical cost except for certain financial instruments measured at fair value when required by the standards.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires Management to exercise its judgment in the process of applying the Company's accounting policies. The areas involving a higher degree to judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are described in Note 6.